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                   Paul, Weiss, Rifkind, Wharton & Garrison
                          1285 Avenue of the Americas
                           New York, New York 10019
                                (212) 373-3000


                                                                     May 7, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                               HSBC Funds Trust
                           Registration No. 33-1312
                               File No. 811-4453

Ladies and Gentlemen:

        On behalf of HSBC Funds Trust (the "Registrant"), we are filing with the Commission pursuant to Rule 497(j) under the Securities Act of 1933.

        If you have any questions, please do not hesitate to contact the undersigned at (212) 373-3539.

                                                Very truly yours,



                                                Thomas M. Majewski

cc: Scott R. MacLeod